Fair Value Measurements - Carrying Amounts and Estimated Fair Values of Partnership 's Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Financial assets:
Current derivative assets	$ 1,981	$ 4,621
Non-current derivative assets	914	11,667
Financial liabilities:
Current derivative liabilities	426	1,740
Non-current derivative liabilities	5,314	345
Carrying Amount
Financial assets:
Cash and cash equivalents	42,429	41,712
Financial liabilities:
Long-term debt, current and non-current	1,045,686	1,087,347
Carrying Amount | Interest Rate Swap Contracts
Financial assets:
Current derivative assets	1,856	4,621
Non-current derivative assets	914	11,667
Financial liabilities:
Current derivative liabilities	132
Non-current derivative liabilities	5,314	345
Carrying Amount | Foreign Exchange Forward Contracts
Financial assets:
Current derivative assets	125
Financial liabilities:
Current derivative liabilities	294	1,740
Fair Value
Financial assets:
Cash and cash equivalents	42,429	41,712
Financial liabilities:
Long-term debt, current and non-current	1,045,686	1,087,347
Fair Value | Interest Rate Swap Contracts
Financial assets:
Current derivative assets	1,856	4,621
Non-current derivative assets	914	11,667
Financial liabilities:
Current derivative liabilities	132
Non-current derivative liabilities	5,314	345
Fair Value | Foreign Exchange Forward Contracts
Financial assets:
Current derivative assets	125
Financial liabilities:
Current derivative liabilities	$ 294	$ 1,740